Proposed Offering - Additional information (Details) - shares		5 Months Ended	6 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Jun. 30, 2021
Percentage of deferred underwriting discount			3.50%
Threshold period to complete business combination from closing of public offering		24 months	24 months
Warrant [Member]
Warrant exercisable term if business combination is completed	30 days	30 days
Warrant exercisable term from closing of public offer	12 months	12 months
Threshold period to complete business combination from closing of public offering	24 months	24 months
Warrant expiration term	5 years
Common Class A [Member] | Warrant [Member]
Number of shares warrant may be converted	1
IPO [Member]
Percentage of deferred underwriting discount	3.50%	3.50%
Percentage of upfront underwriting discount	2.00%	2.00%
Over-Allotment Option [Member]
Term of option to purchase additional units to cover over-allotment	45 days	45 days